Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pay Versus Performance Table
Year	Summary compensation table total for PEO(1) ($)	Compensation actually paid to PEO(2) ($)	Average summary compensation table total for non-PEO named executive officers(1) ($)	Average compensation actually paid to non-PEO named executive officers(2) ($)	Value of initial fixed $100 investment based on:		Net income(5) ($ Millions)	3-Year Average Growth in Adjusted Earnings per Share(6)
					Total shareholder return(3) ($)	Peer group total shareholder return(4) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	1,374,051	1,196,188	689,558	629,669	112.33	110.78	$81,825	13%
2021	1,626,579	1,518,365	801,437	732,650	114.58	129.96	$84,137	18%
2020	1,370,874	1,122,181	626,800	531,450	95.22	92.90	$62,210	10%

(1)
Amounts represent “Summary Compensation Table” totals for our principal executive officers, or PEOs, and the average “Summary Compensation Table” totals for our remaining NEOs for the relevant fiscal year, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOS
2022	D. Neil Dauby	Bradley M. Rust, Randall L. Braun, Keith A. Leinenbach, Amy D. Jackson and Clay M. Barrett
2021	Mark A. Schroeder	D. Neil Dauby, Bradley M. Rust, Randall L. Braun and Keith A. Leinenbach
2020	Mark A. Schroeder	D. Neil Dauby, Clay W. Ewing, Bradley M. Rust, Randall L. Braun and Keith A. Leinenbach

(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table in footnote (1) above.

The table below provides the adjustments to the Summary Compensation Table (“SCT”) total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs:
	Fiscal Year (“FY”) 2022		FY 2021		FY 2020
Description	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)
Deduct the amounts reported in the SCT for “stock awards” (column (e)) and “option awards” (column (f))	(403,122)	(168,145)	(421,906)	(187,585)	(358,801)	(141,882)
Add the fair value (“FV”) as of the end of the applicable FY of all awards granted during such FY that are outstanding and unvested as of the end of the FY	227,679	106,946	286,776	105,899	116,742	46,736
Add/Deduct the change as of the end of the applicable FY (from the end of the prior FY) in FV of any awards granted in any prior FY that are outstanding and unvested as of the end of such FY	(3,367)	(1,908)	10,390	3,725	(1,796)	(744)
Add, for awards that are granted and vest in the same year, the FV as of the vesting date	—	—	—	—	—	—
Add/Deduct the change as of the vesting date (from the end of the prior FY) in FV of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the applicable FY	947	557	16,526	5,979	(4,838)	(1,994)
Subtract, for any awards granted in any prior FY that fail to meet the applicable vesting conditions during the applicable FY, the amount equal to the FV at the end of the prior FY	—	—	—	—	—	—
	Fiscal Year (“FY”) 2022		FY 2021		FY 2020
Description	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)
Add any dividends or other earnings paid on stock or option awards in the applicable FY prior to the vesting date that are not otherwise included in the total compensation for such FY	—	—	—	—	—	—
Deduct aggregate change in the Actuarial Present Values reported under the “Change in Pension Value” Column of the SCT	—	2,660	—	3,195	—	2,532
Add, for all pension plans reported in the SCT, the aggregate of Service Cost and Prior Service Cost	—	—	—	—	—	—
Total	(177,863)	(59,889)	(108,214)	(68,786)	(248,693)	(95,351)

(3)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of German American Bancorp, Inc. for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.

(4)
For the relevant fiscal year, represents the cumulative TSR of the S&P Regional Banks Select Industry Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.

(5)
Reflects “Net Income” in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

(6)
The Company-Selected Measure is 3-Year Average Growth in Adjusted Earnings per Share. This measure is the average of the Company’s annual growth in adjusted EPS for each year in the 3-year period ending with the listed fiscal year. Adjusted EPS is a non-GAAP measure. For 2022, the Company’s annual GAAP net income (which is the basis for EPS) was adjusted to eliminate the after-tax impact of certain non-recurring expenses resulting from its merger with CUB, which the Company and its Board of Directors consider as being unrepresentative of the Company’s core operating performance including.

Company Selected Measure Name	3-Year Average Growth in Adjusted Earnings per Share
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent “Summary Compensation Table” totals for our principal executive officers, or PEOs, and the average “Summary Compensation Table” totals for our remaining NEOs for the relevant fiscal year, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOS
2022	D. Neil Dauby	Bradley M. Rust, Randall L. Braun, Keith A. Leinenbach, Amy D. Jackson and Clay M. Barrett
2021	Mark A. Schroeder	D. Neil Dauby, Bradley M. Rust, Randall L. Braun and Keith A. Leinenbach
2020	Mark A. Schroeder	D. Neil Dauby, Clay W. Ewing, Bradley M. Rust, Randall L. Braun and Keith A. Leinenbach

Peer Group Issuers, Footnote [Text Block]
(3)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of German American Bancorp, Inc. for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.

(4)
For the relevant fiscal year, represents the cumulative TSR of the S&P Regional Banks Select Industry Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.

PEO Total Compensation Amount	$ 1,374,051	$ 1,626,579	$ 1,370,874
PEO Actually Paid Compensation Amount	$ 1,196,188	1,518,365	1,122,181
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table in footnote (1) above.

The table below provides the adjustments to the Summary Compensation Table (“SCT”) total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs:
	Fiscal Year (“FY”) 2022		FY 2021		FY 2020
Description	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)
Deduct the amounts reported in the SCT for “stock awards” (column (e)) and “option awards” (column (f))	(403,122)	(168,145)	(421,906)	(187,585)	(358,801)	(141,882)
Add the fair value (“FV”) as of the end of the applicable FY of all awards granted during such FY that are outstanding and unvested as of the end of the FY	227,679	106,946	286,776	105,899	116,742	46,736
Add/Deduct the change as of the end of the applicable FY (from the end of the prior FY) in FV of any awards granted in any prior FY that are outstanding and unvested as of the end of such FY	(3,367)	(1,908)	10,390	3,725	(1,796)	(744)
Add, for awards that are granted and vest in the same year, the FV as of the vesting date	—	—	—	—	—	—
Add/Deduct the change as of the vesting date (from the end of the prior FY) in FV of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the applicable FY	947	557	16,526	5,979	(4,838)	(1,994)
Subtract, for any awards granted in any prior FY that fail to meet the applicable vesting conditions during the applicable FY, the amount equal to the FV at the end of the prior FY	—	—	—	—	—	—
	Fiscal Year (“FY”) 2022		FY 2021		FY 2020
Description	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)
Add any dividends or other earnings paid on stock or option awards in the applicable FY prior to the vesting date that are not otherwise included in the total compensation for such FY	—	—	—	—	—	—
Deduct aggregate change in the Actuarial Present Values reported under the “Change in Pension Value” Column of the SCT	—	2,660	—	3,195	—	2,532
Add, for all pension plans reported in the SCT, the aggregate of Service Cost and Prior Service Cost	—	—	—	—	—	—
Total	(177,863)	(59,889)	(108,214)	(68,786)	(248,693)	(95,351)

Non-PEO NEO Average Total Compensation Amount	$ 689,558	801,437	626,800
Non-PEO NEO Average Compensation Actually Paid Amount	$ 629,669	732,650	531,450
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table in footnote (1) above.

The table below provides the adjustments to the Summary Compensation Table (“SCT”) total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs:
	Fiscal Year (“FY”) 2022		FY 2021		FY 2020
Description	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)
Deduct the amounts reported in the SCT for “stock awards” (column (e)) and “option awards” (column (f))	(403,122)	(168,145)	(421,906)	(187,585)	(358,801)	(141,882)
Add the fair value (“FV”) as of the end of the applicable FY of all awards granted during such FY that are outstanding and unvested as of the end of the FY	227,679	106,946	286,776	105,899	116,742	46,736
Add/Deduct the change as of the end of the applicable FY (from the end of the prior FY) in FV of any awards granted in any prior FY that are outstanding and unvested as of the end of such FY	(3,367)	(1,908)	10,390	3,725	(1,796)	(744)
Add, for awards that are granted and vest in the same year, the FV as of the vesting date	—	—	—	—	—	—
Add/Deduct the change as of the vesting date (from the end of the prior FY) in FV of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the applicable FY	947	557	16,526	5,979	(4,838)	(1,994)
Subtract, for any awards granted in any prior FY that fail to meet the applicable vesting conditions during the applicable FY, the amount equal to the FV at the end of the prior FY	—	—	—	—	—	—
	Fiscal Year (“FY”) 2022		FY 2021		FY 2020
Description	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)
Add any dividends or other earnings paid on stock or option awards in the applicable FY prior to the vesting date that are not otherwise included in the total compensation for such FY	—	—	—	—	—	—
Deduct aggregate change in the Actuarial Present Values reported under the “Change in Pension Value” Column of the SCT	—	2,660	—	3,195	—	2,532
Add, for all pension plans reported in the SCT, the aggregate of Service Cost and Prior Service Cost	—	—	—	—	—	—
Total	(177,863)	(59,889)	(108,214)	(68,786)	(248,693)	(95,351)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and 3-Year Average Growth in Adjusted Earnings per Share
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our 3-Year Average Growth in Adjusted Earnings per Share during each of the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P Regional Banks Select Industry Index over the same period.

Tabular List [Table Text Block]
Tabular List of Important Financial Measures
The most important financial performance measures used by the Company in 2022 to set the compensation for its principal executive officer, or PEO (i.e., our President and Chief Executive Officer), and all of its non-PEO Named Executive Officers are listed below:
•
3-Year Average Growth in Adjusted Earnings per Share.

•
3-Year Average Adjusted Return on Average Equity.

•
3-Year Average Adjusted Return on Average Assets.

•
Net Income.

Total Shareholder Return Amount	$ 112.33	114.58	95.22
Peer Group Total Shareholder Return Amount	110.78	129.96	92.9
Net Income (Loss)	$ 81,825,000,000	$ 84,137,000,000	$ 62,210,000,000
Company Selected Measure Amount	13	18	10
PEO Name	D. Neil Dauby	Mark A. Schroeder	Mark A. Schroeder
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Average Growth in Adjusted Earnings per Share
Non-GAAP Measure Description [Text Block]
(6)
The Company-Selected Measure is 3-Year Average Growth in Adjusted Earnings per Share. This measure is the average of the Company’s annual growth in adjusted EPS for each year in the 3-year period ending with the listed fiscal year. Adjusted EPS is a non-GAAP measure. For 2022, the Company’s annual GAAP net income (which is the basis for EPS) was adjusted to eliminate the after-tax impact of certain non-recurring expenses resulting from its merger with CUB, which the Company and its Board of Directors consider as being unrepresentative of the Company’s core operating performance including.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Average Adjusted Return on Average Equity.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Average Adjusted Return on Average Assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
D. Neil Dauby [Member] | Stock Awards & Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (403,122)
D. Neil Dauby [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted As Of The End Of The FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	227,679
D. Neil Dauby [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(177,863)
D. Neil Dauby [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,367)
D. Neil Dauby [Member] | Change As Of The Vesting Date In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	947
Mark A. Schroeder [Member] | Stock Awards & Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (421,906)	$ (358,801)
Mark A. Schroeder [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted As Of The End Of The FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		286,776	116,742
Mark A. Schroeder [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(108,214)	(248,693)
Mark A. Schroeder [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,390	(1,796)
Mark A. Schroeder [Member] | Change As Of The Vesting Date In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		16,526	(4,838)
Non-PEO NEO [Member] | Stock Awards & Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(168,145)	(187,585)	(141,882)
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted As Of The End Of The FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	106,946	105,899	46,736
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(59,889)	(68,786)	(95,351)
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,908)	3,725	(744)
Non-PEO NEO [Member] | Change As Of The Vesting Date In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	557	5,979	(1,994)
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,660)	$ (3,195)	$ (2,532)